Accounts Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounts Receivable, Net
Accounts Receivable, Net

4.Accounts Receivable, Net

The accounts receivable, net as of September 30, 2022 and December 31, 2021 consisted of the following:

	September 30,	December 31,
	2022	2021
	(unaudited)
Accounts receivable	$1,457	$1,236
Less: Allowance for doubtful accounts	(35)	(35)
Accounts receivable, net	$1,422	$1,201

During the three and nine months ended September 30, 2022 and 2021, there were no bad debt provision recorded.

5.Accounts Receivable, Net

The accounts receivable, net as of December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,
	2021	2020
Accounts receivable	$1,236	$1,187
Less: Allowance for doubtful accounts	(35)	(30)
Accounts receivable, net	$1,201	$1,157

Bad debt expenses was $100, including $95 of accounts receivable write-off, for the year ended December 31, 2021. There was no bad debt expenses for the period from November 13, 2020 to December 31, 2020 (Successor) and the period from January 1, 2020 to November 12, 2020 (Predecessor).